Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Exchange-Traded Funds–74.36%
Invesco Core Fixed Income ETF(b)	6,820,000	$173,127,064
Invesco High Yield Bond Factor ETF(b)(c)	4,009,479	90,955,031
Invesco MSCI EAFE Income Advantage ETF(b)	1,388,000	76,992,360
Invesco QQQ Income Advantage ETF(b)	1,755,000	93,488,850
Invesco S&P 500 Equal Weight Income Advantage ETF(b)	4,060,000	210,470,400
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	215,000	20,764,700
Total Exchange-Traded Funds (Cost $635,676,464)		665,798,405
Principal Amount
U.S. Dollar Denominated Bonds & Notes–12.07%
Advertising–0.09%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(c)(d)	$220,000	186,743
Belo Corp., 7.25%, 09/15/2027	473,000	491,534
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/2028	170,000	167,449
		845,726
Aerospace & Defense–0.10%
Lockheed Martin Corp.,
5.70%, 11/15/2054	300,000	304,544
5.20%, 02/15/2064	170,000	158,058
Moog, Inc., 4.25%, 12/15/2027(d)	400,000	398,145
		860,747
Agricultural & Farm Machinery–0.07%
CNH Industrial Capital LLC,
4.55%, 04/10/2028	155,000	156,320
5.10%, 04/20/2029	200,000	205,050
John Deere Capital Corp., 4.95%, 07/14/2028	240,000	246,610
		607,980
Agricultural Products & Services–0.08%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	700,000	676,458
Air Freight & Logistics–0.15%
FedEx Corp.,
3.88%, 08/01/2042	170,000	136,673
4.75%, 11/15/2045	340,000	298,031
Rand Parent LLC, 8.50%, 02/15/2030(c)(d)	500,000	522,810
United Parcel Service, Inc., 5.95%, 05/14/2055(c)	340,000	351,432
		1,308,946
Application Software–0.11%
AppLovin Corp., 5.95%, 12/01/2054(c)	300,000	296,917
Cloud Software Group, Inc., 9.00%, 09/30/2029(d)	400,000	404,381
Principal Amount		Value
Application Software–(continued)
Open Text Holdings, Inc. (Canada), 4.13%, 02/15/2030(d)	$320,000	$297,550
		998,848
Asset Management & Custody Banks–0.18%
Ares Capital Corp.,
5.95%, 07/15/2029(c)	170,000	174,756
3.20%, 11/15/2031(c)	170,000	150,815
Ares Strategic Income Fund, 5.80%, 09/09/2030(d)	300,000	301,096
BlackRock, Inc., 2.10%, 02/25/2032	170,000	150,293
Blue Owl Finance LLC, 4.38%, 02/15/2032	340,000	322,205
FS KKR Capital Corp., 6.13%, 01/15/2030(c)	150,000	146,542
State Street Corp., 4.73%, 02/28/2030	400,000	409,535
		1,655,242
Automobile Manufacturers–0.27%
American Honda Finance Corp.,
4.90%, 01/10/2034(c)	300,000	301,208
5.20%, 03/05/2035	200,000	202,317
Ford Motor Credit Co. LLC,
6.80%, 05/12/2028	300,000	313,987
5.11%, 05/03/2029	300,000	302,433
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(d)	212,000	210,153
Toyota Motor Corp. (Japan), 5.12%, 07/13/2028	80,000	82,383
Toyota Motor Credit Corp.,
5.40%, 11/20/2026(c)	200,000	202,617
1.15%, 08/13/2027(c)	160,000	154,013
4.65%, 01/05/2029	160,000	163,208
4.65%, 09/03/2032	170,000	171,353
4.80%, 01/05/2034	340,000	344,077
		2,447,749
Automotive Parts & Equipment–0.32%
Aptiv Swiss Holdings Ltd.,
4.40%, 10/01/2046	340,000	278,005
5.75%, 09/13/2054	400,000	387,122
6.88%, 12/15/2054(e)	210,000	219,471
Sr. Unsec. Sub. Gtd. Global Notes, 5.40%, 03/15/2049	510,000	474,813
IHO Verwaltungs GmbH (Germany), 8.75% PIK Rate, 8.00% Cash Rate, 11/15/2032(d)(f)	200,000	213,299
Tenneco, Inc., 8.00%, 11/17/2028(d)	660,000	664,258
ZF North America Capital, Inc. (Germany), 7.13%, 04/14/2030(d)	600,000	614,562
		2,851,530
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Automotive Retail–0.06%
Advance Auto Parts, Inc., 1.75%, 10/01/2027(c)	$560,000	$532,818
Biotechnology–0.08%
AbbVie, Inc.,
4.80%, 03/15/2029	230,000	235,663
4.55%, 03/15/2035	170,000	167,268
Amgen, Inc., 1.65%, 08/15/2028	340,000	321,665
		724,596
Brewers–0.03%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	200,000	256,281
Broadcasting–0.11%
AMC Networks, Inc., 10.25%, 01/15/2029(d)	300,000	313,034
Paramount Global,
3.70%, 06/01/2028	125,000	121,846
6.38%, 03/30/2062(c)(e)	380,000	358,302
Univision Communications, Inc., 8.50%, 07/31/2031(d)	200,000	208,690
		1,001,872
Broadline Retail–0.15%
Amazon.com, Inc.,
3.30%, 04/13/2027	150,000	149,463
5.45%, 11/20/2055	200,000	194,914
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(d)	437,000	425,818
Nordstrom, Inc., 6.95%, 03/15/2028	160,000	165,721
QVC, Inc., 6.88%, 04/15/2029(d)	138,000	57,960
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(d)	350,000	392,439
		1,386,315
Building Products–0.12%
Adams Homes, Inc., 9.25%, 10/15/2028(d)	285,000	298,432
Fortune Brands Innovations, Inc., 4.00%, 03/25/2032	170,000	163,344
Masco Corp., 2.00%, 02/15/2031	510,000	452,109
Standard Industries, Inc., 4.75%, 01/15/2028(d)	170,000	169,207
		1,083,092
Cable & Satellite–0.44%
Cable One, Inc., 4.00%, 11/15/2030(c)(d)	250,000	182,174
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.25%, 01/15/2029	230,000	216,083
Comcast Corp.,
5.50%, 11/15/2032(c)	200,000	210,551
4.80%, 05/15/2033(c)	680,000	683,451
5.65%, 06/15/2035	200,000	209,002
CSC Holdings LLC,
5.75%, 01/15/2030(d)	452,000	178,047
4.50%, 11/15/2031(d)	400,000	243,019
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(d)	64,000	64,345
Principal Amount		Value
Cable & Satellite–(continued)
DISH Network Corp., 11.75%, 11/15/2027(d)	$530,000	$548,798
LCPR Senior Secured Financing DAC (Puerto Rico), 6.75%, 10/15/2027(d)	400,000	279,374
Sirius XM Radio LLC, 4.00%, 07/15/2028(d)	720,000	703,695
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(d)	400,000	399,947
		3,918,486
Cargo Ground Transportation–0.03%
Ryder System, Inc., 4.95%, 09/01/2029	240,000	245,497
Casinos & Gaming–0.09%
MGM China Holdings Ltd. (Macau), 4.75%, 02/01/2027(c)(d)	246,000	245,117
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(d)	520,000	519,403
		764,520
Commercial Printing–0.07%
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(d)	600,000	624,905
Commodity Chemicals–0.03%
LyondellBasell Industries N.V., 4.63%, 02/26/2055(c)	340,000	255,515
Communications Equipment–0.17%
Cisco Systems, Inc., 5.10%, 02/24/2035(c)	780,000	799,943
Viasat, Inc., 5.63%, 04/15/2027(c)(d)	680,000	680,786
		1,480,729
Computer & Electronics Retail–0.02%
Best Buy Co., Inc., 1.95%, 10/01/2030	170,000	152,965
Construction Materials–0.08%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(c)(d)	127,000	98,830
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(c)(d)	550,000	586,677
		685,507
Consumer Electronics–0.01%
Tyco Electronics Group S.A. (Switzerland), 3.13%, 08/15/2027	75,000	74,412
Consumer Finance–0.31%
Ally Financial, Inc.,
6.99%, 06/13/2029(e)	250,000	263,725
6.85%, 01/03/2030(e)	100,000	105,887
6.18%, 07/26/2035(c)(e)	100,000	103,161
American Express Co., 4.99%, 05/26/2033(c)(e)	340,000	344,979
Capital One Financial Corp.,
2.36%, 07/29/2032(e)	340,000	297,521
6.05%, 02/01/2035(e)	170,000	178,609
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Consumer Finance–(continued)
goeasy Ltd. (Canada),
7.63%, 07/01/2029(c)(d)	$263,000	$260,625
7.38%, 10/01/2030(d)	295,000	284,861
Navient Corp.,
5.50%, 03/15/2029(c)	135,000	132,131
9.38%, 07/25/2030	211,000	227,359
5.63%, 08/01/2033	245,000	214,050
OneMain Finance Corp., 3.50%, 01/15/2027	335,000	331,004
		2,743,912
Consumer Staples Merchandise Retail–0.06%
Walmart, Inc.,
3.70%, 06/26/2028	170,000	170,511
4.15%, 09/09/2032(c)	400,000	401,989
		572,500
Data Processing & Outsourced Services–0.06%
Concentrix Corp., 6.60%, 08/02/2028(c)	500,000	519,829
Distillers & Vintners–0.02%
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	200,000	188,408
Diversified Banks–1.49%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.03%, 03/13/2035(c)(e)	200,000	212,119
Banco Santander S.A. (Spain),
5.57%, 01/17/2030	600,000	624,732
6.03%, 01/17/2035	200,000	213,925
Bank of America Corp.,
3.71%, 04/24/2028(e)	80,000	79,683
6.20%, 11/10/2028(e)	150,000	155,677
3.42%, 12/20/2028(e)	630,000	623,254
5.82%, 09/15/2029(e)	340,000	354,639
4.57%, 04/27/2033(e)	170,000	169,260
5.47%, 01/23/2035(e)	340,000	352,653
6.11%, 01/29/2037	680,000	728,541
Bank of Montreal (Canada), 4.35%, 09/22/2031(c)(e)	300,000	299,628
Barclays PLC (United Kingdom),
6.69%, 09/13/2034(e)	250,000	276,272
5.34%, 09/10/2035(e)	200,000	202,680
Citigroup, Inc., 3.20%, 10/21/2026	200,000	199,161
HSBC Holdings PLC (United Kingdom),
4.76%, 06/09/2028(e)	250,000	252,224
5.21%, 08/11/2028(e)	340,000	345,660
4.58%, 06/19/2029(e)	800,000	807,666
2.85%, 06/04/2031(e)	200,000	187,315
2.80%, 05/24/2032(e)	250,000	228,890
6.33%, 03/09/2044(e)	340,000	371,527
Huntington National Bank (The), 5.65%, 01/10/2030(c)	250,000	261,776
ING Groep N.V. (Netherlands),
3.95%, 03/29/2027	200,000	200,154
4.02%, 03/28/2028(e)	200,000	200,128
JPMorgan Chase & Co.,
4.25%, 10/01/2027	75,000	75,543
3.54%, 05/01/2028(e)	340,000	338,279
Lloyds Banking Group PLC (United Kingdom), 5.46%, 01/05/2028(e)	200,000	202,623
Principal Amount		Value
Diversified Banks–(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.20%, 01/16/2031(e)	$600,000	$617,864
Morgan Stanley Private Bank N.A., 4.47%, 11/19/2031(e)	300,000	300,180
National Australia Bank Ltd. (Australia),
4.94%, 01/12/2028	250,000	255,682
4.79%, 01/10/2029(c)	250,000	256,509
Regions Banks, 6.45%, 06/26/2037	250,000	269,344
Sumitomo Mitsui Financial Group, Inc. (Japan),
3.35%, 10/18/2027	230,000	228,221
5.45%, 01/15/2032	200,000	209,256
Toronto-Dominion Bank (The) (Canada),
4.69%, 09/15/2027	200,000	202,493
5.16%, 01/10/2028	100,000	102,318
5.52%, 07/17/2028(c)	230,000	238,347
U.S. Bancorp,
6.79%, 10/26/2027(e)	230,000	234,786
4.97%, 07/22/2033(e)	680,000	685,036
Wells Fargo & Co.,
Series W, 4.90%, 01/24/2028(e)	170,000	171,462
3.53%, 03/24/2028(e)	80,000	79,587
3.35%, 03/02/2033(e)	340,000	317,113
4.89%, 09/15/2036(e)	360,000	356,198
Westpac Banking Corp. (Australia),
3.40%, 01/25/2028(c)	105,000	104,309
1.95%, 11/20/2028	400,000	380,680
4.32%, 11/23/2031(c)(e)	340,000	339,950
		13,313,344
Diversified Chemicals–0.10%
Dow Chemical Co. (The),
5.15%, 02/15/2034(c)	170,000	168,471
4.63%, 10/01/2044(c)	340,000	273,476
5.60%, 02/15/2054(c)	200,000	174,679
INEOS Finance PLC (Luxembourg), 6.75%, 05/15/2028(d)	336,000	294,810
		911,436
Diversified Financial Services–0.17%
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(d)	450,000	466,371
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(d)	466,000	452,146
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/2031(d)	700,000	600,377
		1,518,894
Diversified Metals & Mining–0.10%
BHP Billiton Finance (USA) Ltd. (Australia),
5.00%, 02/21/2030	200,000	206,099
5.30%, 02/21/2035	170,000	175,601
Mineral Resources Ltd. (Australia), 9.25%, 10/01/2028(d)	450,000	473,089
		854,789
Diversified REITs–0.03%
Highwoods Realty L.P., 3.05%, 02/15/2030	300,000	280,488
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Diversified Support Services–0.05%
Neptune Bidco US, Inc., 9.29%, 04/15/2029(d)	$323,000	$331,912
Novant Health, Inc., 2.64%, 11/01/2036	170,000	136,262
		468,174
Education Services–0.12%
Grand Canyon University, 5.13%, 10/01/2028	500,000	501,262
Massachusetts Institute of Technology,
5.60%, 07/01/2111(c)	170,000	168,432
3.89%, 07/01/2116	170,000	117,184
William Marsh Rice University, 3.57%, 05/15/2045	340,000	270,676
		1,057,554
Electric Utilities–0.90%
Appalachian Power Co., 5.65%, 04/01/2034	340,000	355,280
Edison International,
4.13%, 03/15/2028	100,000	99,385
5.25%, 11/15/2028(c)	490,000	498,404
6.25%, 03/15/2030	100,000	105,059
8.13%, 06/15/2053(c)(e)	350,000	362,434
7.88%, 06/15/2054(e)	200,000	208,439
Entergy Mississippi LLC, 5.85%, 06/01/2054	360,000	365,314
Entergy Texas, Inc., 5.25%, 04/15/2035	340,000	347,482
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	100,000	98,102
Nevada Power Co., 6.25%, 05/15/2055(e)	170,000	172,042
NextEra Energy Capital Holdings, Inc.,
5.05%, 02/28/2033	680,000	695,244
3.80%, 03/15/2082(e)	340,000	334,433
Oglethorpe Power Corp. (An Electric Membership Corp.), 5.80%, 06/01/2054	170,000	166,693
Pacific Gas and Electric Co.,
3.30%, 12/01/2027	300,000	295,940
3.00%, 06/15/2028	85,000	82,732
6.10%, 01/15/2029	230,000	241,340
3.75%, 08/15/2042	170,000	129,232
3.95%, 12/01/2047	170,000	126,827
6.70%, 04/01/2053	170,000	180,473
PacifiCorp,
5.45%, 02/15/2034	340,000	345,247
4.10%, 02/01/2042	170,000	136,664
4.15%, 02/15/2050	200,000	149,965
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(d)	210,000	208,558
PPL Electric Utilities Corp., 5.00%, 05/15/2033	170,000	173,693
Public Service Co. of Colorado, Series 17, 6.25%, 09/01/2037	180,000	195,597
Southern California Edison Co.,
6.00%, 01/15/2034	190,000	199,926
5.90%, 03/01/2055(c)	170,000	164,265
Series C, 4.13%, 03/01/2048	170,000	130,258
Series E, 5.45%, 06/01/2052	200,000	181,078
Principal Amount		Value
Electric Utilities–(continued)
Southwestern Public Service Co., 6.00%, 06/01/2054	$340,000	$348,420
Tucson Electric Power Co., 5.50%, 04/15/2053	170,000	164,097
Vistra Operations Co. LLC, 5.00%, 07/31/2027(d)	400,000	400,523
Xcel Energy, Inc., 3.35%, 12/01/2026	150,000	149,371
XPLR Infrastructure Operating Partners L.P., 4.50%, 09/15/2027(d)	230,000	228,071
		8,040,588
Electrical Components & Equipment–0.10%
Atkore, Inc., 4.25%, 06/01/2031(c)(d)	570,000	544,285
Emerson Electric Co., 1.80%, 10/15/2027	240,000	232,555
EnerSys, 4.38%, 12/15/2027(d)	160,000	158,963
		935,803
Electronic Components–0.04%
Corning, Inc., 5.85%, 11/15/2068	340,000	332,147
Environmental & Facilities Services–0.03%
Waste Connections, Inc., 2.20%, 01/15/2032	340,000	301,024
Financial Exchanges & Data–0.05%
S&P Global, Inc.,
2.45%, 03/01/2027	305,000	300,734
2.70%, 03/01/2029	200,000	192,679
		493,413
Gas Utilities–0.08%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(d)	240,000	248,274
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	170,000	168,866
Southern California Gas Co., 5.45%, 06/15/2035	270,000	280,386
		697,526
Health Care Distributors–0.07%
Accendra Health, Inc., 6.63%, 04/01/2030(c)(d)	300,000	169,001
Cencora, Inc., 3.45%, 12/15/2027	250,000	247,681
McKesson Corp., 5.10%, 07/15/2033(c)	170,000	175,241
		591,923
Health Care Equipment–0.07%
Baxter International, Inc., 2.54%, 02/01/2032	340,000	297,191
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(d)	280,000	287,752
		584,943
Health Care Facilities–0.09%
Adventist Health System, 5.43%, 03/01/2032(c)	170,000	174,259
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Health Care Facilities–(continued)
Ascension Health, Series B, 2.53%, 11/15/2029	$170,000	$161,366
City of Hope, Series 2013, 5.62%, 11/15/2043	340,000	335,994
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/2048	170,000	149,326
		820,945
Health Care REITs–0.08%
Alexandria Real Estate Equities, Inc.,
3.38%, 08/15/2031	170,000	159,323
2.00%, 05/18/2032	170,000	144,339
2.95%, 03/15/2034(c)	170,000	146,220
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	300,000	293,494
		743,376
Health Care Services–0.38%
CommonSpirit Health,
6.07%, 11/01/2027	80,000	82,515
4.35%, 11/01/2042	340,000	294,862
3.91%, 10/01/2050	340,000	254,123
Community Health Systems, Inc., 5.25%, 05/15/2030(d)	536,000	505,807
CVS Health Corp.,
5.30%, 12/05/2043	340,000	315,520
4.25%, 04/01/2050	170,000	130,935
New York and Presbyterian Hospital (The), Series 2019, 3.95%, 08/01/2119	170,000	118,146
Northwell Healthcare, Inc., 3.98%, 11/01/2046(c)	400,000	318,123
Peacehealth Obligated Group, Series 2020, 3.22%, 11/15/2050	680,000	447,898
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(d)	300,000	312,603
Providence St. Joseph Health Obligated Group,
Series I, 3.74%, 10/01/2047	170,000	128,803
Series A, 3.93%, 10/01/2048	680,000	531,279
		3,440,614
Homebuilding–0.10%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	150,000	149,547
D.R. Horton, Inc., 5.00%, 10/15/2034(c)	200,000	201,752
LGI Homes, Inc., 4.00%, 07/15/2029(c)(d)	508,000	466,695
Sekisui House U.S., Inc., 3.85%, 01/15/2030	100,000	96,669
		914,663
Hotels, Resorts & Cruise Lines–0.01%
Booking Holdings, Inc., 3.55%, 03/15/2028	50,000	49,614
Housewares & Specialties–0.02%
Newell Brands, Inc., 6.38%, 09/15/2027	200,000	202,313
Principal Amount		Value
Human Resource & Employment Services–0.07%
AMN Healthcare, Inc., 4.00%, 04/15/2029(c)(d)	$535,000	$512,021
Automatic Data Processing, Inc., 4.75%, 05/08/2032(c)	100,000	102,359
		614,380
Independent Power Producers & Energy Traders–0.09%
AES Corp. (The),
5.45%, 06/01/2028	80,000	82,153
6.95%, 07/15/2055(e)	500,000	489,176
Calpine Corp., 4.50%, 02/15/2028(d)	200,000	199,930
		771,259
Industrial Conglomerates–0.06%
3M Co., 5.15%, 03/15/2035(c)	170,000	173,955
Honeywell International, Inc.,
4.65%, 07/30/2027	160,000	162,032
5.35%, 03/01/2064(c)	170,000	162,711
		498,698
Industrial Machinery & Supplies & Components–0.04%
Stanley Black & Decker, Inc., 2.30%, 03/15/2030(c)	400,000	368,063
Industrial REITs–0.03%
LXP Industrial Trust, 2.38%, 10/01/2031	340,000	298,144
Insurance Brokers–0.13%
Aon Corp., 2.80%, 05/15/2030	700,000	661,234
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(d)	410,000	424,091
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	80,000	80,908
		1,166,233
Integrated Oil & Gas–0.09%
BP Capital Markets America, Inc., 4.87%, 11/25/2029	200,000	205,414
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	340,000	374,220
Chevron U.S.A., Inc., 1.02%, 08/12/2027	100,000	96,150
Shell Finance US, Inc., 5.50%, 03/25/2040(d)	170,000	173,620
		849,404
Integrated Telecommunication Services–0.06%
Altice France S.A. (France), 6.50%, 04/15/2032(d)	419,970	410,439
Verizon Communications, Inc., 5.25%, 04/02/2035	170,000	172,275
		582,714
Interactive Media & Services–0.17%
Alphabet, Inc., 5.70%, 11/15/2075	200,000	196,521
Baidu, Inc. (China), 4.38%, 03/29/2028	300,000	302,360
Meta Platforms, Inc.,
5.75%, 05/15/2063	170,000	161,653
5.75%, 11/15/2065	200,000	189,261
WarnerMedia Holdings, Inc., 5.05%, 03/15/2042	500,000	352,500
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Interactive Media & Services–(continued)
Weibo Corp. (China), 3.38%, 07/08/2030	$340,000	$323,899
		1,526,194
Investment Banking & Brokerage–0.16%
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	400,000	399,572
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	125,000	124,989
1.95%, 10/21/2027(e)	80,000	78,816
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	340,000	302,763
Morgan Stanley,
6.30%, 10/18/2028(e)	170,000	176,375
2.48%, 09/16/2036(e)	170,000	149,532
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030(c)	200,000	185,340
		1,417,387
IT Consulting & Other Services–0.15%
CGI, Inc. (Canada), 4.95%, 03/14/2030	100,000	101,392
Conduent Business Services LLC/ Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(d)	193,000	156,679
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	170,000	172,838
International Business Machines Corp.,
6.50%, 01/15/2028	150,000	157,329
3.43%, 02/09/2052	170,000	116,660
Kyndryl Holdings, Inc., 3.15%, 10/15/2031(c)	680,000	619,774
		1,324,672
Life & Health Insurance–0.14%
Brighthouse Financial, Inc., 3.70%, 06/22/2027	680,000	673,177
Globe Life, Inc., 4.55%, 09/15/2028	400,000	404,413
MetLife, Inc., Series G, 6.35%, 03/15/2055(e)	170,000	178,625
		1,256,215
Life Sciences Tools & Services–0.04%
Agilent Technologies, Inc., 2.30%, 03/12/2031	170,000	154,227
Fortrea Holdings, Inc., 7.50%, 07/01/2030(d)	220,000	224,090
IQVIA, Inc., 5.00%, 05/15/2027(d)	19,000	19,016
		397,333
Managed Health Care–0.16%
Centene Corp.,
2.45%, 07/15/2028	60,000	56,486
3.38%, 02/15/2030	100,000	92,300
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050(c)	340,000	218,097
Humana, Inc.,
5.55%, 05/01/2035	170,000	170,536
4.80%, 03/15/2047	170,000	140,820
3.95%, 08/15/2049	680,000	489,109
Principal Amount		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.,
5.38%, 04/15/2054	$170,000	$159,541
5.20%, 04/15/2063	170,000	151,595
		1,478,484
Marine Transportation–0.03%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(d)	276,000	262,743
Metal, Glass & Plastic Containers–0.05%
AptarGroup, Inc., 3.60%, 03/15/2032	170,000	160,404
LABL, Inc., 5.88%, 11/01/2028(d)	266,000	122,360
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2030(d)	205,000	201,821
		484,585
Movies & Entertainment–0.05%
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(d)	217,000	222,827
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	200,000	198,148
		420,975
Multi-Family Residential REITs–0.05%
Essex Portfolio L.P., 3.63%, 05/01/2027	170,000	169,423
Mid-America Apartments L.P., 3.60%, 06/01/2027	160,000	159,508
UDR, Inc., 2.10%, 08/01/2032	170,000	145,832
		474,763
Multi-Utilities–0.04%
Consumers Energy Co., 4.63%, 05/15/2033	170,000	170,344
Sempra, 6.55%, 04/01/2055(e)	170,000	173,141
		343,485
Office REITs–0.06%
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028	290,000	307,343
8.88%, 04/12/2029(c)	186,000	199,976
		507,319
Office Services & Supplies–0.14%
ACCO Brands Corp., 4.25%, 03/15/2029(c)(d)	620,000	574,649
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030	300,000	306,096
HNI Corp., 5.13%, 01/18/2029(d)	353,000	348,822
		1,229,567
Oil & Gas Drilling–0.17%
Nabors Industries, Inc., 9.13%, 01/31/2030(d)	483,000	510,427
Noble Finance II LLC, 8.00%, 04/15/2030(d)	460,000	479,780
Rockies Express Pipeline LLC, 7.50%, 07/15/2038(d)	266,000	291,357
Valaris Ltd., 8.38%, 04/30/2030(d)	210,000	219,551
		1,501,115
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Oil & Gas Equipment & Services–0.05%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$155,000	$153,556
TGS ASA (Norway), 8.50%, 01/15/2030(d)	260,000	274,460
		428,016
Oil & Gas Exploration & Production–0.24%
APA Corp., 5.35%, 07/01/2049	170,000	143,902
Crescent Energy Finance LLC, 7.63%, 04/01/2032(d)	300,000	297,739
Hess Corp., 7.30%, 08/15/2031	170,000	194,844
Hilcorp Energy I L.P./Hilcorp Finance Co.,
8.38%, 11/01/2033(d)	423,000	439,427
6.88%, 05/15/2034(c)(d)	169,000	162,954
SM Energy Co., 8.75%, 07/01/2031(c)(d)	600,000	630,965
Woodside Finance Ltd. (Australia),
5.40%, 05/19/2030	100,000	102,937
5.70%, 05/19/2032(c)	170,000	177,981
		2,150,749
Oil & Gas Refining & Marketing–0.03%
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(c)(d)	260,000	260,628
Oil & Gas Storage & Transportation–0.38%
Eastern Gas Transmission and Storage, Inc., 3.00%, 11/15/2029	170,000	163,333
Enbridge, Inc. (Canada),
5.30%, 04/05/2029	200,000	206,390
7.38%, 03/15/2055(c)(e)	340,000	361,336
ITT Holdings LLC, 6.50%, 08/01/2029(d)	267,000	257,595
Kinder Morgan Energy Partners L.P., 7.50%, 11/15/2040	340,000	401,203
MPLX L.P., 5.20%, 03/01/2047	340,000	305,345
ONEOK, Inc., 7.15%, 01/15/2051	340,000	380,344
Plains All American Pipeline L.P./PAA Finance Corp.,
5.70%, 09/15/2034	340,000	350,775
5.60%, 01/15/2036	340,000	345,107
Venture Global LNG, Inc.,
8.13%, 06/01/2028(c)(d)	200,000	204,884
9.88%, 02/01/2032(c)(d)	400,000	423,168
		3,399,480
Other Specialized REITs–0.04%
EPR Properties, 3.75%, 08/15/2029	200,000	194,586
Iron Mountain, Inc., 4.88%, 09/15/2027(d)	168,000	167,984
		362,570
Other Specialty Retail–0.06%
Bath & Body Works, Inc., 6.69%, 01/15/2027	490,000	497,808
Packaged Foods & Meats–0.09%
B&G Foods, Inc., 8.00%, 09/15/2028(c)(d)	600,000	567,002
Principal Amount		Value
Packaged Foods & Meats–(continued)
Conagra Brands, Inc., 1.38%, 11/01/2027	$300,000	$286,404
		853,406
Paper & Plastic Packaging Products & Materials–0.08%
Amcor Flexibles North America, Inc., 5.50%, 03/17/2035(c)	340,000	351,762
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(d)	210,000	209,923
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(d)	200,000	201,699
		763,384
Paper Products–0.04%
Domtar Corp., 6.75%, 10/01/2028(d)	480,000	399,158
Passenger Airlines–0.08%
Allegiant Travel Co., 7.25%, 08/15/2027(d)	166,000	167,996
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	114,093	109,814
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(c)(d)	300,000	301,643
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	65,121	66,784
Series 2019-2, Class AA, 2.70%, 05/01/2032	124,332	115,684
		761,921
Personal Care Products–0.04%
Kenvue, Inc., 5.20%, 03/22/2063	170,000	154,809
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033(c)	170,000	176,064
		330,873
Pharmaceuticals–0.15%
Bristol-Myers Squibb Co.,
3.45%, 11/15/2027	80,000	79,844
3.90%, 02/20/2028(c)	311,000	311,959
Eli Lilly and Co., 4.55%, 10/15/2032(c)	170,000	172,304
Merck & Co., Inc., 1.70%, 06/10/2027	170,000	165,897
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
4.13%, 04/30/2028(d)	200,000	196,280
6.75%, 05/15/2034(d)	200,000	195,686
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/2063	170,000	158,248
Viatris, Inc., 2.30%, 06/22/2027	85,000	82,796
		1,363,014
Property & Casualty Insurance–0.08%
Arch Capital Finance LLC, 4.01%, 12/15/2026	340,000	339,904
Arch Capital Group Ltd., 7.35%, 05/01/2034	340,000	394,481
		734,385
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Rail Transportation–0.03%
Union Pacific Corp.,
3.75%, 02/05/2070	$170,000	$116,147
3.85%, 02/14/2072	170,000	118,179
		234,326
Regional Banks–0.23%
F.N.B. Corp., 5.72%, 12/11/2030(e)	100,000	102,305
Huntington Bancshares, Inc., 6.14%, 11/18/2039(e)	340,000	355,733
M&T Bank Corp., 7.41%, 10/30/2029(e)	500,000	542,076
Pinnacle Financial Partners, Inc., 6.17%, 11/01/2030(e)	100,000	104,267
Santander Holdings USA, Inc., 6.17%, 01/09/2030(e)	200,000	208,814
Simmons First National Corp., 6.25%, 10/01/2035(e)	340,000	344,572
Truist Financial Corp.,
4.87%, 01/26/2029(e)	100,000	101,596
3.88%, 03/19/2029	340,000	336,703
		2,096,066
Reinsurance–0.04%
AXIS Specialty Finance LLC, 4.90%, 01/15/2040(e)	340,000	328,267
Research & Consulting Services–0.08%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(c)(d)	300,000	283,373
KBR, Inc., 4.75%, 09/30/2028(d)	400,000	396,424
		679,797
Restaurants–0.02%
Starbucks Corp., 4.90%, 02/15/2031	170,000	174,956
Retail REITs–0.05%
Kimco Realty OP LLC, 3.80%, 04/01/2027	340,000	339,821
Simon Property Group L.P., 2.65%, 02/01/2032(c)	170,000	153,376
		493,197
Security & Alarm Services–0.02%
CoreCivic, Inc., 4.75%, 10/15/2027	160,000	159,929
Semiconductor Materials & Equipment–0.05%
Applied Materials, Inc.,
1.75%, 06/01/2030	170,000	153,957
4.00%, 01/15/2031	340,000	336,975
		490,932
Semiconductors–0.05%
Analog Devices, Inc., 4.50%, 06/15/2030	200,000	202,854
Broadcom, Inc., 3.14%, 11/15/2035(d)	300,000	258,088
		460,942
Soft Drinks & Non-alcoholic Beverages–0.13%
Coca-Cola Co. (The), 5.00%, 05/13/2034	170,000	176,766
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 2.75%, 01/22/2030	340,000	321,349
Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–(continued)
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	$170,000	$152,340
PepsiCo, Inc.,
4.10%, 01/15/2029	170,000	171,248
4.60%, 02/07/2030	340,000	347,739
		1,169,442
Steel–0.23%
ArcelorMittal S.A. (Luxembourg), 7.00%, 10/15/2039	680,000	766,845
Cleveland-Cliffs, Inc.,
4.88%, 03/01/2031(d)	160,000	153,555
7.50%, 09/15/2031(d)	300,000	316,776
7.00%, 03/15/2032(c)(d)	160,000	164,398
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)(d)	300,000	283,174
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054(c)	340,000	349,938
		2,034,686
Systems Software–0.07%
Accenture Capital, Inc., 4.50%, 10/04/2034	300,000	295,160
McAfee Corp., 7.38%, 02/15/2030(d)	160,000	127,502
Oracle Corp., 6.13%, 07/08/2039	170,000	168,107
		590,769
Technology Distributors–0.03%
Avnet, Inc., 6.25%, 03/15/2028	230,000	238,733
Technology Hardware, Storage & Peripherals–0.05%
Apple, Inc.,
3.20%, 05/11/2027	135,000	134,347
1.40%, 08/05/2028(c)	340,000	321,973
		456,320
Tires & Rubber–0.03%
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	265,000	264,327
Tobacco–0.14%
BAT Capital Corp. (United Kingdom), 4.91%, 04/02/2030	150,000	153,046
Philip Morris International, Inc.,
4.88%, 02/15/2028	160,000	163,075
3.88%, 10/27/2028	200,000	199,874
5.63%, 11/17/2029	180,000	189,381
5.13%, 02/15/2030	400,000	413,035
4.90%, 11/01/2034	170,000	171,101
		1,289,512
Water Utilities–0.03%
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028	240,000	255,744
Wireless Telecommunication Services–0.06%
Rogers Communications, Inc. (Canada), 5.30%, 02/15/2034	100,000	101,248
Sprint Capital Corp., 8.75%, 03/15/2032	100,000	121,140
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
2.05%, 02/15/2028	$170,000	$163,594
5.15%, 04/15/2034(c)	170,000	172,923
		558,905
Total U.S. Dollar Denominated Bonds & Notes (Cost $107,556,341)		108,074,930
U.S. Treasury Securities–11.53%
U.S. Treasury Bills–0.32%
3.53% - 4.11%, 05/14/2026(g)(h)	2,888,000	2,859,192
U.S. Treasury Bonds–4.52%
1.13%, 08/15/2040	9,600,400	6,008,313
1.38%, 11/15/2040	2,966,400	1,919,817
4.88%, 08/15/2045	11,986,700	12,057,871
1.38%, 08/15/2050	8,750,000	4,293,481
4.63%, 02/15/2055	11,500,000	11,019,336
4.75%, 08/15/2055	5,263,000	5,148,694
		40,447,512
U.S. Treasury Notes–6.69%
4.50%, 04/15/2027	8,499,600	8,595,221
3.63%, 09/30/2030	13,102,300	13,016,316
3.88%, 09/30/2032	21,773,000	21,614,380
4.25%, 08/15/2035	16,686,200	16,703,147
		59,929,064
Total U.S. Treasury Securities (Cost $105,132,551)		103,235,768
U.S. Government Sponsored Agency Mortgage-Backed Securities–4.75%
Federal National Mortgage Association (FNMA)–0.48%
6.00%, 07/01/2055	1,298,139	1,333,421
6.50%, 09/01/2055	1,262,752	1,307,677
5.50%, 11/01/2055	1,590,524	1,621,177
		4,262,275
Government National Mortgage Association (GNMA)–1.20%
TBA, 2.00%, 02/01/2056(i)	1,650,000	1,372,693
2.50%, 02/01/2056(i)	2,000,000	1,732,658
3.00%, 02/01/2056(i)	1,500,000	1,354,593
3.50%, 02/01/2056(i)	500,000	458,131
4.00%, 02/01/2056(i)	575,000	543,831
4.50%, 02/01/2056(i)	400,000	390,673
5.00%, 02/01/2056(i)	2,600,000	2,599,991
5.50%, 02/01/2056(i)	1,400,000	1,415,511
6.00%, 03/01/2056(i)	830,000	846,130
		10,714,211
Principal Amount			Value
Uniform Mortgage-Backed Securities–3.07%
TBA, 1.50%, 02/01/2041(i)		$330,000	$297,938
2.00%, 02/01/2041 to 02/01/2056(i)		5,150,000	4,325,565
2.50%, 02/01/2041 to 02/01/2056(i)		7,780,000	6,651,028
3.00%, 02/01/2041 to 02/01/2056(i)		6,600,000	5,887,895
5.00%, 02/01/2041 to 02/01/2056(i)		650,000	651,686
3.50%, 02/01/2056(i)		3,700,000	3,422,746
4.00%, 02/01/2056(i)		2,000,000	1,910,330
4.50%, 02/01/2056(i)		1,600,000	1,567,762
5.50%, 02/01/2056(i)		1,000,000	1,014,067
6.00%, 02/01/2056(i)		1,750,000	1,792,238
			27,521,255
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $42,506,210)			42,497,741
Shares
Common Stocks & Other Equity Interests–0.01%
Casinos & Gaming–0.00%
Codere New Topco S.A. (Luxembourg)(j)		3,393	40,219
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(j)		5	24
			40,243
Integrated Telecommunication Services–0.01%
Altice France S.A. (France)		4,091	78,194
Total Common Stocks & Other Equity Interests (Cost $245,098)			118,437
Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.01%(k)
Electric Utilities–0.01%
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(d) (Cost $94,567)	EUR	100,000	116,187
Shares
Money Market Funds–0.74%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(b)(l)		2,326,669	2,326,669
Invesco Treasury Portfolio, Institutional Class, 3.57%(b)(l)		4,328,682	4,328,682
Total Money Market Funds (Cost $6,655,351)			6,655,351
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.47% (Cost $897,866,582)			926,496,819
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.64%
Invesco Private Government Fund, 3.65%(b)(l)(m)		11,547,522	11,547,522
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(b)(l)(m)	29,984,583	$29,993,578
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,541,100)		41,541,100
TOTAL INVESTMENTS IN SECURITIES–108.11% (Cost $939,407,682)		968,037,919
OTHER ASSETS LESS LIABILITIES—(8.11)%		(72,629,465)
NET ASSETS–100.00%		$895,408,454
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
Gtd.	– Guaranteed
PIK	– Pay-in-Kind
Sr.	– Senior
Sub.	– Subordinated
TBA	– To Be Announced
Unsec.	– Unsecured
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Core Fixed Income ETF	$174,551,700	$3,825,000	$(4,570,200)	$(630,836)	$(48,600)	$173,127,064	$2,029,384
Invesco High Yield Bond Factor ETF	76,024,438	14,845,624	-	84,969	-	90,955,031	1,393,828
Invesco MSCI EAFE Income Advantage ETF	77,586,400	-	(4,182,702)	3,198,210	390,452	76,992,360	1,633,821
Invesco QQQ Income Advantage ETF	98,119,800	-	(3,084,291)	(1,860,750)	314,091	93,488,850	2,390,924
Invesco S&P 500 Equal Weight Income Advantage ETF	212,625,825	-	(7,306,239)	5,178,626	(27,812)	210,470,400	4,916,371
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,262,876	13,037,109	(15,973,316)	-	-	2,326,669	33,513
Invesco Treasury Portfolio, Institutional Class	9,781,636	24,211,776	(29,664,730)	-	-	4,328,682	61,590
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,208,049	64,981,122	(65,641,649)	-	-	11,547,522	86,581*
Invesco Private Prime Fund	32,806,452	132,167,295	(134,980,168)	88	(89)	29,993,578	240,762*
Total	$698,967,176	$253,067,926	$(265,403,295)	$5,970,307	$628,042	$693,230,156	$12,786,774

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $30,541,308, which represented 3.41% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	33	March-2026	$4,330,590	$84,496	$84,496
E-Mini S&P 500 Index	15	March-2026	5,224,313	56,993	56,993
EURO STOXX 50 Index	167	March-2026	11,780,205	352,970	352,970
FTSE 100 Index	91	March-2026	12,687,953	542,416	542,416
MSCI Emerging Markets Index	265	March-2026	20,150,600	1,727,003	1,727,003
Tokyo Stock Price Index	89	March-2026	20,570,755	1,089,932	1,089,932
Subtotal				3,853,810	3,853,810
Interest Rate Risk
U.S. Treasury 2 Year Notes	87	March-2026	18,138,820	(18,900)	(18,900)
U.S. Treasury 5 Year Notes	20	March-2026	2,178,594	(6,828)	(6,828)
U.S. Treasury Long Bonds	155	March-2026	17,844,375	(189,342)	(189,342)
Subtotal				(215,070)	(215,070)
Subtotal—Long Futures Contracts				3,638,740	3,638,740
Short Futures Contracts
Interest Rate Risk
Euro-Bund	214	March-2026	(32,512,218)	56,965	56,965
U.S. Treasury 10 Year Notes	95	March-2026	(10,623,672)	57,043	57,043
U.S. Treasury 10 Year Ultra Notes	115	March-2026	(13,127,969)	50,784	50,784
U.S. Treasury Ultra Bonds	54	March-2026	(6,341,625)	106,184	106,184
Subtotal—Short Futures Contracts				270,976	270,976
Total Futures Contracts				$3,909,716	$3,909,716

(a)	Futures contracts collateralized by $1,421,639 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/28/2026	Goldman Sachs International	EUR	55,000	USD	64,881	$(570)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$665,798,405	$—	$—	$665,798,405
U.S. Dollar Denominated Bonds & Notes	—	108,074,930	—	108,074,930
U.S. Treasury Securities	—	103,235,768	—	103,235,768
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	42,497,741	—	42,497,741
Common Stocks & Other Equity Interests	—	78,194	40,243	118,437
Non-U.S. Dollar Denominated Bonds & Notes	—	116,187	—	116,187
Money Market Funds	6,655,351	41,541,100	—	48,196,451
Total Investments in Securities	672,453,756	295,543,920	40,243	968,037,919
Other Investments - Assets*
Investments Matured	—	—	0	0
Futures Contracts	4,124,786	—	—	4,124,786
	4,124,786	—	0	4,124,786
Other Investments - Liabilities*
Futures Contracts	(215,070)	—	—	(215,070)
Forward Foreign Currency Contracts	—	(570)	—	(570)
	(215,070)	(570)	—	(215,640)
Total Other Investments	3,909,716	(570)	—	3,909,146
Total Investments	$676,363,472	$295,543,350	$40,243	$971,947,065

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Multi-Asset Income Fund